Firsthand Technology Opportunities Fund
FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND (TEFQX)

■ INVESTMENT OBJECTIVE—Firsthand Technology Opportunities Fund seeks long-term growth of capital.
■ FEES AND EXPENSES—The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Technology Opportunities Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Firsthand Technology Opportunities Fund Firsthand Technology Opportunities Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Firsthand Technology Opportunities Fund Firsthand Technology Opportunities Fund Shares
Management Fee	1.40%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.85%

EXAMPLE— This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Firsthand Technology Opportunities Fund Firsthand Technology Opportunities Fund Shares	188	582	1,001	2,169

PORTFOLIO TURNOVER—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio. A higher turnover rate will result in higher transactional costs like brokerage commissions. In addition, it could result in a higher tax burden for the Fund.

■ PRINCIPAL INVESTMENT STRATEGIES—Under normal circumstances, we invest at least 80% of the Fund’s assets in high-technology companies. We consider a high-technology company to be one that employs a relatively high degree of engineering and/or scientific intensity to deliver its products or services. We invest the Fund’s assets primarily in equity securities of high-technology companies in the industries and markets that we believe hold the most growth potential within the technology sector. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of small-, mid-, and large-cap companies. There is also no percentage limit on the Fund’s ability to invest in foreign securities. Due to the Fund’s focus on emerging opportunities within the technology sector, its investments tend to include younger companies with market capitalizations in the small- or mid-cap categories.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

■ PRINCIPAL INVESTMENT RISKS—The Fund is subject to the following principal risks.

GENERAL SECURITIES MARKET RISK—Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant equity holdings in high-technology industries.

TECHNOLOGY INVESTMENT RISK—The Fund concentrates its investments in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

NON-DIVERSIFICATION RISK—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

SMALL-CAP COMPANIES RISK—The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of small sales over an extended period of time.

FOREIGN SECURITIES RISK—The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to the Fund’s shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. The Fund is permitted to hedge that currency risk but it normally does not intend to do so. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

EMERGING MARKETS RISK—The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

CASH STRATEGY RISK—The Fund may, from time to time, invest a substantial portion of its assets in cash or cash equivalents. If the stock market were to appreciate substantially during the time when the Fund is holding a substantial portion of its assets in cash, the Fund may underperform the market.

■ PERFORMANCE—The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund for 1, 5, and 10 years compare to those of a broad-based market index (the Standard & Poor’s 500 Index) and a technology sector-heavy index (the NASDAQ Composite Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Best Quarter:	4th Quarter, 2002	32.48%
Worst Quarter:	3rd Quarter, 2002	-30.53%

Average Annual Total Returns Firsthand Technology Opportunities Fund	1 Year	5 Years	10 Years
Firsthand Technology Opportunities Fund Shares	(10.74%)	5.92%	4.95%
Firsthand Technology Opportunities Fund Shares - Returns after taxes on distributions	(10.74%)	5.92%	4.95%
Firsthand Technology Opportunities Fund Shares - Returns after taxes on distributions and sale of Fund shares	(6.98%)	5.12%	4.33%
Standard & Poor's 500 Index (does not reflect deduction of fees, expenses or taxes)	2.09%	(0.25%)	2.92%
NASDAQ Composite Index (does not reflect deduction of fees, expenses or taxes)	(0.79%)	2.50%	3.74%

Firsthand Alternative Energy Fund
FIRSTHAND ALTERNATIVE ENERGY FUND (ALTEX)

■ INVESTMENT OBJECTIVE— Firsthand Alternative Energy Fund seeks long-term growth of capital.
■ FEES AND EXPENSES—The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Alternative Energy Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Firsthand Alternative Energy Fund Firsthand Alternative Energy Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Firsthand Alternative Energy Fund Firsthand Alternative Energy Fund Shares
Management Fee	1.53%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.98%

EXAMPLE—This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Firsthand Alternative Energy Fund Firsthand Alternative Energy Fund Shares	201	621	1,068	2,306

PORTFOLIO TURNOVER—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

■ PRINCIPAL INVESTMENT STRATEGIES— Under normal circumstances, we invest at least 80% of the Fund’s assets in alternative energy and alternative energy technology companies, both U.S. and international. Alternative energy currently includes energy generated through solar, hydrogen, wind, geothermal, hydroelectric, tidal, biofuel, and biomass. Alternative energy technologies currently include, but are not limited to, technologies that enable energies to be tapped, stored, or transported, such as fuel cells; services or technologies that conserve or enable more efficient utilization of energy; and technologies that help minimize harmful emissions from existing energy sources, such as helping reduce carbon emissions. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of any capitalization, including, but not limited to, large-cap, mid-cap or small-cap stocks. There is also no percentage limit on the Fund’s ability to invest in foreign and emerging markets securities. The Fund’s international stock investments may include stocks of companies based in or doing substantial business in both developed markets and emerging markets. The Fund may also engage in short sales. The Fund may also from time to time, as part of its principal investment strategies, invest a substantial portion of its assets in cash or cash equivalents.

Our analysis of a potential investment focuses on valuing a company and purchasing securities of that company if we believe its intrinsic value exceeds its current market price. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company’s intrinsic value, we consider a number of factors that may influence its earnings potential, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), the competitive environment, product development, marketing acumen, and management strength and vision.

Under normal circumstances, the long portion of the portfolio will represent at least 80% of the Fund’s net assets and be invested in long positions in common stocks that the Investment Adviser expects to have positive returns. The short portion of the portfolio will be invested in short positions that the Investment Advisor expects to have negative returns. A short sale involves selling a security that the Fund does not own. The Fund will sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Therefore short sales of securities may result in gains if a security’s price declines subsequent to the short sale, but may result in losses if a security’s price rises from the time when the Fund previously sold the security short. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund intends to utilize short sales of securities to reduce the Fund’s exposure to general equity market risk. It may use short sales for securities it expects to decline in value or in order to hedge against a decline in the value of other portfolio holdings.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in alternative energy and clean technology industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

■ PRINCIPAL INVESTMENT RISKS—The Fund is subject to the following principal risks.

GENERAL SECURITIES MARKET RISK—Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant equity holdings in alternative energy and clean technology industries.

ALTERNATIVE ENERGY INDUSTRIES CONCENTRATION RISK—The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies. They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives, subsidies and other government regulations, as well as world events and economic conditions.

NON-DIVERSIFICATION RISK—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

SHORT SALE RISK—Short sales of securities may result in losses if a security’s price rises from the time when the Fund previously sold the security short. Also, since the loss on a short sale arises from increases in the value of the security sold short, the extent of such a loss, like the price of the security sold short, is theoretically unlimited.

SMALL-CAP COMPANIES RISK—The Fund may invest a substantial portion of its assets in small-capitalization companies. Although smaller companies may have potential for rapid growth, they are subject to wider price fluctuations due to factors inherent in their size, such as lack of management experience and financial resources and limited trade volume and frequency. To make a large sale of securities of smaller companies that trade in limited volumes, the Fund may need to sell portfolio holdings at a discount or make a series of smaller sales over an extended period of time.

FOREIGN SECURITIES RISK—The Fund may invest a substantial portion of its assets in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies; foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to the Fund’s shareholders; foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. The Fund is permitted to hedge that currency risk, but it normally does not intend to do so. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

EMERGING MARKETS RISK—The Fund may also invest a substantial portion of its assets in foreign securities of issuers in countries with emerging securities markets. Investments in such emerging securities markets present greater risks than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging securities markets. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

CASH STRATEGY RISK—The Fund may, from time to time, invest a substantial portion of its assets in cash or cash equivalents. If the stock market were to appreciate substantially during the time when the Fund is holding a substantial portion of its assets in cash, the Fund may underperform the market.

■ PERFORMANCE—The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 3 years. The performance table shows how the average annual total returns of the Fund for 1 year and the life of the Fund compare to those of a broad-based market index (the Standard & Poor’s 500 Index), as well as a technology sector-heavy index (the NASDAQ Composite Index) and an alternative energy sector-focused index (the WilderHill Clean Energy Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The WilderHill Clean Energy Index was selected for comparison because it is an index of companies involved in clean energy (e.g., solar, wind, geothermal) and energy conservation. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Best Quarter:	2nd Quarter, 2009	27.82%
Worst Quarter:	3rd Quarter, 2011	-37.36%

Average Annual Total Returns Firsthand Alternative Energy Fund	1 Year	Since Inception	Inception Date
Firsthand Alternative Energy Fund Shares	(39.89%)	(17.98%)	Oct. 29, 2007
Firsthand Alternative Energy Fund Shares - Returns after taxes on distributions	(39.89%)	(17.98%)	Oct. 29, 2007
Firsthand Alternative Energy Fund Shares - Returns after taxes on distributions and sale of Fund shares	(25.93%)	(14.45%)	Oct. 29, 2007
Standard & Poor's 500 Index (does not reflect deduction of fees, expenses or taxes)	2.09%	(2.61%)	Oct. 29, 2007
NASDAQ Composite Index (does not reflect deduction of fees, expenses or taxes)	(0.79%)	(0.87%)	Oct. 29, 2007
WilderHill Clean Energy Index (does not reflect deduction of fees, expenses or taxes)	(50.48%)	(31.94%)	Oct. 29, 2007

Firsthand Technology Leaders Fund
FIRSTHAND TECHNOLOGY LEADERS FUND (TLFQX)

■ SPECIAL NOTE REGARDING PENDING REORGANIZATION— The Board of Trustees of Firsthand Funds, at a meeting held on December 12, 2011, approved the reorganization of Firsthand Technology Leaders Fund (“TLF”) into Firsthand Technology Opportunities Fund (“TOF”). Effective December 14, 2011, TLF will be closed and will not accept any additional investments. A Notice of a Special Meeting of Shareholders and a combined proxy statement and prospectus seeking shareholders’ approval for this reorganization was sent to shareholders in early April. If the reorganization is approved by shareholders of TLF, shareholders of TLF, upon the closing of the reorganization, will receive shares of TOF having the same aggregate net asset value as the shares they hold of TLF on the date of the reorganization.

In addition, in the last few months TLF has taken a defensive investment approach and held a substantial portion of its assets in cash. We expect to continue this practice in the next few months pending the closing of the reorganization. Shareholders of TLF should note that while TLF engages in such temporary defensive measures, the Fund’s principal investment strategy of investing 80% of its assets in high-technology companies will not be fully implemented. Should the market rally, the Fund’s cash holdings could cause TLF to underperform.

■ INVESTMENT OBJECTIVE— Firsthand Technology Leaders Fund seeks long-term growth of capital.
■ FEES AND EXPENSES—The table below describes the fees and expenses that you may pay if you buy and hold shares of Firsthand Technology Leaders Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Firsthand Technology Leaders Fund Firsthand Technology Leaders Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Firsthand Technology Leaders Fund Firsthand Technology Leaders Fund Shares
Management Fee	1.40%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.85%

EXAMPLE—This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Firsthand Technology Leaders Fund Firsthand Technology Leaders Fund Shares	188	582	1,001	2,169

PORTFOLIO TURNOVER—The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

■ PRINCIPAL INVESTMENT STRATEGIES—Under normal circumstances, we invest at least 80% of the Fund’s assets in high-technology companies. We consider a high-technology company to be one that employs a relatively high degree of engineering and/or scientific intensity to deliver its products or services. We invest the Fund’s assets primarily in equity securities of high-technology companies that we believe hold dominant competitive positions in high-growth industries. Equity securities can include common and preferred stock, convertible securities, options and warrants. Because there are no market capitalization restrictions on the Fund’s investments, the Fund may purchase stocks of companies of any size, which includes small-, mid-, and large-cap companies. There is also no percentage limit on the Fund’s ability to invest in foreign securities. Due to the Fund’s focus on dominant companies, its investments tend to include well-established companies with market capitalizations in the mid- or large-cap categories. The Fund may also buy and sell put options, buy call options and write covered call options.

Our analysis of a potential investment focuses on evaluating a company’s competitive position. We purchase securities of the company only if our analysis shows that the company’s competitive position is exceptionally strong and the industry in which the company participates demonstrates potential for strong growth. Conversely, we sell securities of a company when its market price exceeds its intrinsic value or when alternative investments present better potential for capital appreciation. When assessing a company’s competitive position, we consider a number of factors, including: strength of technology, breadth of product line, barriers to entry (including patents and other intellectual property rights), market share, the competitive environment, product development, marketing acumen, and management strength and vision. When analyzing the growth potential of an industry, we consider factors such as macroeconomic trends, the pace of innovation, and projected customer demand.

The Fund is non-diversified, which means that it invests in fewer companies than a diversified fund. In addition, the Fund has a policy of concentrating its investments in one or more of the industries in a target group of high-technology industries, including the Internet, semiconductor, computer, computer peripheral, software, telecommunication, and mass storage device industries. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments.

■ PRINCIPAL INVESTMENT RISKS—The Fund is subject to the following principal risks.

GENERAL SECURITIES MARKET RISK—Because the return on and value of an investment in the Fund will fluctuate in response to stock market movements, the most significant risk of investing in the Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, economic conditions, and other factors beyond our control. We designed the Fund for long-term investors who can accept the risks of investing in a fund with significant equity holdings in high-technology industries.

TECHNOLOGY INVESTMENT RISK—The Fund concentrates its investments in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

NON-DIVERSIFICATION RISK—A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. You should also be aware that because a non-diversified investment strategy may expose you to greater-than-average financial and market risk, an investment in the Fund is not a balanced investment program.

FOREIGN SECURITIES RISK—The Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than about U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to the Fund’s shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values, which may decline against the U.S. dollar. The Fund is permitted to hedge that currency risk, but it normally does not intend to do so. Although the Fund generally will invest only in foreign securities of issuers that are domiciled in nations considered to have stable and friendly governments, issuers of foreign securities still may be subject to the risk of expropriation, confiscation, taxation, currency blockage, or political or social instability, any of which could negatively affect the Fund.

■ PERFORMANCE—The following bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows the changes in the performance of the Fund from year to year over a period of 10 years. The performance table shows how the average annual total returns of the Fund for 1, 5, and 10 years compare to those of a broad-based market index (the Standard & Poor’s 500 Index) and a technology sector-heavy index (the NASDAQ Composite Index). Though not explicitly a technology sector index, the NASDAQ Composite Index was selected for comparison because it is widely recognized as a technology sector benchmark, given the concentration of technology companies in the index. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Best Quarter:	2nd Quarter, 2003	24.19%
Worst Quarter:	2nd Quarter, 2002	-31.69%

Average Annual Total Returns Firsthand Technology Leaders Fund	1 Year	5 Years	10 Years
Firsthand Technology Leaders Fund Shares	(5.12%)	(0.57%)	0.42%
Firsthand Technology Leaders Fund Shares - Returns after taxes on distributions	(5.12%)	(0.57%)	0.42%
Firsthand Technology Leaders Fund Shares - Returns after taxes on distributions and sale of Fund shares	(3.33%)	(0.48%)	0.35%
Standard & Poor's 500 Index (does not reflect deduction of fees, expenses or taxes)	2.09%	(0.25%)	2.92%
NASDAQ Composite Index (does not reflect deduction of fees, expenses or taxes)	(0.79%)	2.50%	3.74%